Document and Entity Information Document	Jan. 30, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jan. 30, 2025
Document Period End Date	Jan. 30, 2025
Amendment Flag	false
Entity Registrant Name	Eastside Distilling, Inc.
Entity Address, Address Line One	755 Main Street
Entity Address, Address Line Two	Building 4, Suite 3
Entity Address, City or Town	Monroe
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06468
Entity Incorporation, State Country Name	NV
City Area Code	458
Local Phone Number	800-9154
Entity File Number	001-38182
Entity Central Index Key	0001534708
Entity Emerging Growth Company	false
Entity Tax Identification Number	20-3937596
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BLNE
Security Exchange Name	NASDAQ